      As filed with the Securities and Exchange Commission on July 29, 2003

                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                         Post-Effective Amendment No. 22                    [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                Amendment No. 22                            [X]

                        (Check appropriate box or boxes)

                                iShares(R) Trust
                                ----------------

               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                                ----------------

                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 597-2000

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                 With Copies to:

        W. JOHN MCGUIRE, ESQ.                    RICHARD MORRIS, ESQ.
        MORGAN, LEWIS & BOCKIUS LLP              BARCLAYS GLOBAL INVESTORS N.A.
        1111 PENNSYLVANIA AVE., NW               45 FREMONT STREET
        WASHINGTON, DC 20004                     SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to      [_] On July 1, 2003 pursuant to
       paragraph (b)                                paragraph (b)
[_] 60 days after filing pursuant to         [_] On (date) pursuant to paragraph
       paragraph (a)(1)                             (a)(1)
[X] 75 days after filing pursuant to         [_] On (date) pursuant to paragraph
       paragraph (a)(2)                             (a)(2) of Rule 485
If appropriate, check the following box:

[_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment
                            iShares(R) iShares Trust

iShares Trust consists of over 50 separate investment portfolios called "funds." The fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index, an index compiled by Dow Jones & Company (the "Index Provider"). This prospectus relates solely to the iShares Dow Jones Transportation Average Index Fund (the "Fund"). Barclays Global Fund Advisors is the advisor to the Fund.

iShares Trust (the "Trust") is a registered investment company. The shares of the Trust, called "iShares," are listed and traded on national securities exchanges (each, a "Listing Exchange"). Market prices for the Fund's iShares may be different from its net asset value per share ("NAV"). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems iShares at NAV only in large blocks of [50,000] iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          Prospectus dated ______, 2003



An investment in a Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

     Table of Contents

Details on Investing
in iShares             Overview...........................................    1
                       Introduction.......................................    1
                       Investment Objective...............................    1
                       Principal Investment Strategies....................    1
                       Replication........................................    2
                       Representative Sampling............................    2
                       Correlation........................................    2
                       Industry Concentration Policy......................    2

Details on the Risks
of Investing in
iShares                Principal Risk Factors Common to All Funds.........    2
                       Market Risk........................................    2
                       Trading Risk.......................................    2
                       Asset Class Risk...................................    2
                       Tracking Error Risk................................    3
                       Market Trading Risks...............................    3
                       Passive Investments................................    3
                       Lack of Governmental Insurance or Guarantee........    3
                       Concentration......................................    3
                       Derivatives........................................    3

Details on Each
iShares Fund           Description of iShares Dow Jones Transportation
                       Average Index Fund.................................    4
                       iShares Dow Jones Transportation Average
                       Index Fund.........................................    5

                       Management.........................................    7
                       Investment Advisor.................................    7
                       Administrator, Custodian and Transfer Agent........    7

                       Shareholder Information............................    7
                       Buying and Selling iShares.........................    7
                       Book Entry.........................................    8
                       iShare Prices......................................    8
                       Determination of Net Asset Value...................    8
Details on Management  Dividends and Distributions........................    8
and Operations         Taxes..............................................    8
                       Taxes on Distributions.............................    9
                       Taxes when iShares are Sold........................    9
Details on Buying      Creations and Redemptions..........................    9
and Selling iShares    iShares Transaction Fees...........................   10
                       Legal Proceedings..................................   10

                       Distribution.......................................   10

                       Financial Highlights...............................   10

                       Index Provider.....................................   11

                       Disclaimers........................................   12

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the Trust as a whole and the iShares Dow Jones Transportation Average Index Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by the following Index
Provider:

     Dow Jones & Company ("Dow Jones") publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers.

Barclays Global Fund Advisors ("BGFA"), the advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the funds, while the Description of iShares Dow Jones Transportation Average Index Fund section provides important information about the Fund, including a brief description of its Underlying Index and principal risks specific to the Fund.

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the market it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs")based on the securities in the Underlying Index. The Fund may invest up to 10% of its assets in securities not included in its Underlying Index. For example, BGFA may invest in securities not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions. The Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Dow Jones Transportation Average Index Fund section indicates the strategy of the Fund.

Replication

"Replication" is investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. A Fund using Representative Sampling generally does not hold all of the securities that are included in the its Underlying Index.

Correlation

An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

The Fund is subject to the principal risks described below. Additional principal risks associated with the Fund are discussed under the description of the Fund. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

The Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Asset Class Risk

The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of the Fund, imperfect correlation between the Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index. The Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

     Although iShares are listed for trading on an exchange ("Listing Exchange"), such as the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), or the Chicago Board Options Exchange ("CBOE"), and are listed and/or traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

     Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of the Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

     iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

Additional principal risks associated with investing in iShares of the Fund are discussed in the Description of iShares Dow Jones Transportation Average Index Fund section.

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the market segments relating to its Underlying Index. The Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries it may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Description of iShares Dow Jones Transportation Average Index Fund

iShares Dow Jones Transportation Average Index Fund

     .  iShares Dow Jones Transportation Average Index Fund

The Dow Jones Transportation Average Index is a servicemark of Dow Jones & Company, Inc. and has been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones indices are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in iShares.

iShares Dow Jones Transportation Average Index Fund

Cusip:___________
Exchange Trading Symbol:_________
Underlying Index: Dow Jones Transportation Average Index
-------------------------------------------------------------------------------

Investment Objective

The iShares Dow Jones Transportation Average Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index ("the Index").

Principal Investment Strategy

The Index measures the performance of the transportation sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include airlines, industrial transportation companies and general industrial services companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2003, the Index was concentrated in industrial transportation, which comprised 86.09% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The stock prices of companies in the transportation sector are affected by both supply and demand for their specific product or service for that sector.

.. Government regulation, world events and economic conditions affect the performance of companies in the transportation sector.

.. The success of companies in the transportation sector may depend heavily on consumer spending and disposable household income.

.. Companies in the transportation sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

.. Companies in the transportation sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the
    Creation Transaction Fees and Redemption Transaction
    Fees discussion below)                                 None
Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                         0.60%
   Distribution and Service (12b-1) Fees                   None
   Other Expenses***                                       None
---------------------------------------------------------------
Total Annual Fund Operating Expenses                       0.60%
---------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      **  Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                 1 Year   3 Years

                                 $ ___    $ ___

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $________ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of __________ was $_________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $________ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $__________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_________ if the Creation Unit is redeemed after one year, and $_________ if the Creation Unit is redeemed after three years.
----------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Fund. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from the Fund based on a rate of the Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                    Management Fee
---------------------------------------------------   --------------
iShares Dow Jones Transportation Average Index Fund             0.60%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of March 31, 2003, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $759 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges or elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares of the Fund trade under the ticker symbol listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. Registered investment companies may invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions of a SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Fund.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of the Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of the Fund will be disseminated by the Listing Exchange every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least annually. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..  The Fund makes distributions, and
..  You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain but may qualify for the lower tax rates applicable to qualified dividend income.

Distributions by the Fund of investment company taxable income (excluding net short-term capital gains)) if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund) or as qualified dividend income (eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions in block-size Creation Units of [50,000] iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investments Distribution Co., the Fund's distributor, and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally [50,000] iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally [50,000] iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI Investment Distribution Co. with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of the Fund, a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 is only available with respect to transactions on an exchange.

iShares Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions made through DTC and for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of iShares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of __________, the approximate value of one Creation Unit of the Fund, including the creation transaction fee.

                                                    Standard       Maximum
                                    Approximate     Creation/      Creation/
                                    Value of a     Redemption     Redemption
                                   Creation Unit   Transaction   Transaction
                                   as of _______      Fee            Fee
                                                   -----------   -----------
iShares Dow Jones Transportation
 Average Index Fund                $____________   $__________   $__________

Legal Proceedings

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Distribution

SEI Investments Distribution Co. (the "Distributor") serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Financial Highlights

Financial highlights for the Fund are not presented as the Fund had not been in existence for a suitable reporting period as of the date of this Prospectus.

Index Provider

Dow Jones Indices are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indices include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indices, the Dow Jones STOXX Indices, the Dow Jones REIT Indices, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indices, the Dow Jones Internet Indices, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indices and the Dow Jones Sustainability Group Indices.

BGI has entered into a license agreement with Dow Jones to use the Dow Jones Transportation Average Index. BGI is sub-licensing rights in the Dow Jones Transportation Average Index to iShares Trust at no charge.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of iShares or to any member of the public regarding the advisability of owning or trading in iShares. Dow Jones' only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indices, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of iShares into consideration in determining, composing, or calculating the Dow Jones Indices. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of iShares to be listed. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indices or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of iShares, or any other person or entity from the use of the Dow Jones Indices or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indices or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

iShares are not sponsored, endorsed or promoted by AMEX. AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of the Fund to track the total return performance of its Underlying Index or the ability of the Underlying Index to track stock market performance. The Underlying Index identified herein are determined, composed and calculated by Dow Jones without regard to the Fund. AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. AMEX has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

AMEX does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Fund or iShares or you wish to obtain the SAI free of charge, please:

     Call:   1-800-iShares
             Monday through Friday
             8:00 a.m. to 8:00 p.m. (Eastern time)

     Write:  iShares Trust
             c/o SEI Investments Distribution Co.
             1 Freedom Valley Drive
             Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729 iShares Trust
Statement of Additional Information for

iShares Dow Jones Transportation Average Index Fund

Dated ______, 2003

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated ______, 2003 (the "Prospectus") for the iShares Dow Jones Transportation Average Index Fund (the "Fund"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.


The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

Table of Contents

                                                                           Page
                                                                           ----
General Description of the Trust and its Funds.........................      1
Exchange Listing and Trading...........................................      1
   Investment Strategies and Risks.....................................      2
   Lack of Diversification of Certain Funds............................      2
   Loans of Portfolio Securities.......................................      3
   Repurchase Agreements...............................................      3
   Reverse Repurchase Agreements.......................................      3
   Currency Transactions...............................................      4
   Money Market Instruments............................................      4
   Foreign Securities..................................................      4
   Investment Companies, REITs.........................................      5
   Illiquid Securities.................................................      5
   Futures and Options.................................................      5
      Options on Futures Contracts.....................................      5
      Restrictions on the Use of Futures Contracts and
       Options on Futures Contracts....................................      5
   Swap Agreements.....................................................      6
      Future Developments..............................................      6
   General Considerations and Risks....................................      6
   Risks of Futures and Options Transactions...........................      6
   Risks of Swap Agreements............................................      7
Construction and Maintenance Standards for the Underlying Index........      7
   Index Dissemination.................................................      7
The Dow Jones Indices Generally........................................      7
Dow Jones Transportation Average Index.................................      8
Investment Limitations................................................       8
Continuous Offering...................................................       9
Management............................................................      10
Trustees and Officers.................................................      10
Committees of the Trustees............................................      13
Approval of Investment Advisory Contract..............................      13
Remuneration of Trustees and Officers.................................      14
Investment Advisor....................................................      14
Administrator, Custodian and Transfer Agent...........................      15
Distributor...........................................................      15
Index Providers.......................................................      16
Brokerage Transactions................................................      16
Short-Term Instruments and Temporary Investments ......................     17
Additional Information Concerning the Trust............................     17
   Shares..............................................................     17
   Termination of the Trust or Fund....................................     17
Book-Entry Only System.................................................     18
   DTC Acts as Securities Depository for the iShares...................     18
   Creation and Redemption of Creation Unit Aggregations...............     18
   Creation............................................................     18
   Fund Deposit........................................................     19
   Procedures for Creation of Creation Unit Aggregations...............     19

--------------------------------------------------------------------------------
i Shares                                                                  page i

   Placement of Creation Orders for Domestic Funds Using
    Clearing Process...................................................     20
   Placement of Creation Orders for Domestic Funds Using
    Outside Clearing Process...........................................     20
   Acceptance of Orders for Creation Unit Aggregations.................     21
Creation Transaction Fee...............................................     21
   Redemption of iShares in Creation Unit Aggregations.................     22
   Redemption Transaction Fee..........................................     22
   Placement of Redemption Orders for Domestic Funds Using
    Clearing Process...................................................     23
   Placement of Redemption Orders for Domestic Funds Using
    Outside Clearing Process...........................................     23
Taxes..................................................................     23
   Federal Tax Treatment of Futures and Options Contracts..............     25
Determination of NAV...................................................     25
Dividends and Distributions............................................     25
   General Policies....................................................     25
   Dividend Reinvestment Service.......................................     25
Performance and Other Information......................................     26
   Total Return Quotation (Before Taxes)...............................     26
   Total Return Quotation (After Taxes on Distributions)...............     26
   Total Return Quotation (After Taxes on Distribution
    and Sale)..........................................................     26
   Cumulative Total Return Quotation...................................     26
Financial Statements...................................................     27
Miscellaneous Information..............................................     27
   Counsel.............................................................     27
   Independent Auditor.................................................     27

--------------------------------------------------------------------------------
page ii                                                                 i Shares

General Description of the Trust and its Funds

The Trust currently consists of over 50 investment portfolios (each a "Fund" and collectively the "Funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates to the iShares Dow Jones Transportation Average Sector Index Fund (the "Fund").

The shares of the Fund are referred to herein as "iShares."

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by Barclays Global Fund Advisors ("BGFA").

The Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus and this SAI are listed and traded on national securities exchanges (each a "Listing Exchange"). iShares also are listed and traded on certain non-U.S. exchanges. The American Stock Exchange ("AMEX"), Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange, Inc. (the "NYSE"), the Stock Exchange of Hong Kong ("SEHK"), the Singapore Exchange ("SGX"), and the Swiss Stock Exchange ("SWX") are each referred to herein as a Listing Exchange. iShares currently trade on a Listing Exchange and elsewhere at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of iShares, generally 50,000.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus in the Overview and the Shareholder Information sections.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the iShares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

--------------------------------------------------------------------------------
                                                                          page 1

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in the securities that comprise the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

Some funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Funds that Use Replication              Funds that Use Representative Sampling
--------------------------              --------------------------------------
                                        iShares Dow Jones Transportation
                                        Average Index Fund

At least 90% of the Fund's assets will be invested in securities in its Underlying Index. The Fund may also invest up to 10% of its assets in futures, options and swap contracts (in each case related to the Underlying Index and its component securities), cash and cash equivalents, as well as in securities not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which the Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), the Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such Index. Second, the Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, the Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code of 1986, as awarded (the "Internal Revenue Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index.

Representative Sampling is used for those funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. The Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of the Fund.

Diversified Funds                     Non-Diversified Funds
-----------------                     ---------------------
                                      iShares Dow Jones Transportation Average
                                      Index Fund

With respect to 75% of the Fund's total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund's total assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A non-diversified fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified or concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders.

--------------------------------------------------------------------------------
page2                                                                   i Shares

Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain funds and makes it less likely that such Funds will meet their investment objectives.

Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers. The Trust and Barclays Global Investors, N.A. ("BGI") have been granted an exemptive order (the "Order") that permits BGI to serve as the Trust's securities lending agent. The Board of Trustees of the Trust (the "Board" or the "Trustees") has approved the selection of BGI as securities lending agent subject to the conditions described in the Order. As securities lending agent, BGI shares with the relevant Fund any net income earned on loans of portfolio securities. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 33 1/3% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board. These borrowers may include affiliates of the Trust or of BGI . Lending to any such affiliated borrower will be done in conformity with certain conditions set forth in the Order. The terms, structure and the aggregate amount of loans to all borrowers must be consistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by the Fund at any time; and (iii) the Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Collateral from securities loaned to a borrower may be invested in high-quality money market instruments and other investment companies (including money market mutual funds advised by BGFA or otherwise affiliated with the Fund). The money-market instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Investments of collateral from securities loaned to borrowers will not be counted in determining compliance with the investment strategies described herein under "Investment Strategies and Risks."

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should the Fund enter into a repurchase agreement, the Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or

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                                                                          page 3
most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC which permits the funds it manages, including the Funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the Funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

Foreign Securities. The Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Index. The Fund's investment in common stock of foreign corporations represented in the Underlying Index may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may

--------------------------------------------------------------------------------
page 4                                                                  i Shares
differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. The Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. The Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with the Fund.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, the Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of the Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the

--------------------------------------------------------------------------------
                                                                          page 5
contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's iShares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market

--------------------------------------------------------------------------------
page 6                                                                  i Shares
circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive.

Construction and Maintenance Standards
for the Underlying Index

Index Dissemination. Bloomberg intends to provide approximate values of the iShares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV of the Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Brief descriptions of the Underlying Index on which the Fund is based and the equity markets in which the Fund is invested are provided below.

The Dow Jones Indices Generally

Component Selection Criteria. The Dow Jones Indices are reconstituted quarterly to reflect changes in the marketplace. All companies listed on a U.S. exchange or the NASDAQ are considered for inclusion in the indices with the following rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. All foreign

--------------------------------------------------------------------------------
                                                                          page 7
issues including ADRs and GDRs are eliminated from the universe, as well as all non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks. Also deleted from the universe are all companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary market closing price by the adjusted shares. The remaining universe is ranked by decreasing total market capitalization with cumulative percentages and broken into three groups.

Issue Changes. Changes to the indices are reflective of changes made to each of the sub-indices that it represents. Each index is reviewed and rebalanced quarterly to maintain accurate representation of each segment. Securities that leave the index between reconstitution dates are not replaced. Thus, the number of securities in the indices over the quarter will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between quarterly rebalancing are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indices includes monitoring and completing the adjustments for the company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. The divisor is adjusted for all changes in company market value to leave the value of the relevant index unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the applicable index. Each component is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all issues greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.

Index Availability. The Dow Jones Indices are calculated continuously and are available from major data vendors.

The Dow Jones Transportation Average

Number of Components: 20
------------------------

Index Description. The Dow Jones Transportation Average measures the performance of companies from the Industrial Transportation, Airline and General Industrial Services industries of the U.S. equity market. Companies are chosen by the editors of The Wall Street Journal as a representation of the U.S. transportation industry. The index is a subset of the Dow Jones Composite Average, which also includes The Dow Jones Industrial Average and The Dow Jones Utility Average. The component stocks are weighted according to their price and the impact of the index price change is proportional to the sum of the component prices divided by the index divisor. To maintain historical continuity, the index divisor is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of March 31, 2003, The Dow Jones Transportation Average represented approximately 0.01% of the market capitalization of investable U.S. equities as represented by The Dow Jones U.S. Total Market Index.

Investment Limitations

The Board has adopted as fundamental policies the investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The Fund will not:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government

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page 8                                                                  i Shares
     securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on the Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to the Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..    The frequency of trades and quotes for the security;

..    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..    Dealer undertakings to make a market in the security; and

..    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Fund on an ongoing basis, at any point a "distribution" as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

--------------------------------------------------------------------------------
                                                                          page 9

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to iShares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees 24 additional portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees 103 additional portfolios within the fund complex.

                               Interested Trustees

---------------------------------------------------------------------------------------------------------
                                 Position(s),      Principal Occupation(s)
 Name, Age and Address       Length of Service       During Past 5 Years       Other Directorships Held
---------------------------------------------------------------------------------------------------------
*Lee T. Kranefuss (41)       Trustee,            Chief Executive Officer of    Director (since June 18,
Barclays Global Investors    Chairman, and       the Individual Investor       2003) of iShares, Inc.;
45 Fremont Street            President (since    Business of Barclays Global   Board of Trustees for
San Francisco, CA 94105      June 18, 2003)      Investors, N.A.;              Barclays Global Investors
                                                 The Boston Consulting Group   Funds and Master
                                                 (until 1997).                 Investment Portfolio
                                                                               (since 2001).

*Nathan Most (89)            Trustee (since      Consultant to BGI             Director (since 1996) and
P.O. Box 193                 December 16, 1999)  (1998-present), American      President (1996-2002) of
Burlingame, CA 94011                             Stock Exchange (1996-2000)    iShares, Inc.
                                                 and the Hong Kong
                                                 Stock Exchange (1998
                                                 to present);
                                                 Consultant to the
                                                 Amsterdam Stock
                                                 Exchange (1997-1998);
                                                 Consultant to the
                                                 Pacific Stock
                                                 Exchange (1997-1998).
---------------------------------------------------------------------------------------------------------

<F1>
* Lee T. Kranefuss and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Fund's investment advisor and BGI, the parent company of BGFA.

--------------------------------------------------------------------------------
page10                                                                  i Shares

                              Independent Trustees

---------------------------------------------------------------------------------------------------------
                                 Position(s),      Principal Occupation(s)
   Name, Age and Address     Length of Service       During Past 5 Years        Other Directorships Held
---------------------------------------------------------------------------------------------------------
John B. Carroll (67)         Trustee (since      Retired Vice President of     Director (since 1996) of
520 Main Street              January 1, 2002)    Investment Management         iShares, Inc.; Trustee and
Ridgefield, CT 06877                             (1984-2000) of Verizon        member of the Executive
                                                 Corporation; Advisory Board   Committee (since 1991) of
                                                 member of Ibbotson            The Common Fund
                                                 Associates (1992-1998);       Institutional Funds, a
                                                 former Vice Chairman and      non-profit organization;
                                                 Executive Committee Member    Member of the Board of
                                                 (1994-1998) of the Committee  Managers of JP Morgan
                                                 on Investment of Employee     Private Equity Funds.
                                                 Benefit Assets of the
                                                 Financial Executive
                                                 Institute.

Richard K. Lyons (42)        Trustee (since      Professor, University of      Director (since 2001) of
Haas School of Business,     February 15, 2000)  California, Berkeley: Haas    iShares, Inc.; Board of
UC Berkeley                                      School of Business (since     Trustees: Matthews Asian
Berkeley, CA 94720                               1993); Consultant for IMF     Funds since 1995 (oversees
                                                 World Bank, Federal Reserve   6 portfolios).
                                                 Bank, and Citibank N.A.
                                                 (since 2000).

George C. Parker (64)        Trustee (since      Dean Witter Distinguished     Director (since 2001) of
Graduate School of Business  February 15, 2000)  Professor of Finance (since   iShares, Inc.; Board of
(Room K301)                                      1994); Associate Dean for     Directors: Affinity Group
Stanford University                              Academic Affairs, Director    (since 1998); Bailard,
521 Memorial Way                                 of MBA Program, and           Biehl and Kaiser, Inc.
Stanford, CA 94305                               Professor, Stanford           (since 1985); California
                                                 University: Graduate School   Casualty Group of
                                                 of Business (1993-2001).      Insurance Companies (since
                                                                               1978); Continental
                                                                               Airlines, Inc. (since
                                                                               1996); Community First
                                                                               Financial Group (since
                                                                               1995); Dresdner/RCM Mutual
                                                                               Funds (1994-2002); Tyon
                                                                               Ranch Company (since 1999).

W. Allen Reed (56)           Trustee (since      President and Chief           Director (since 1996) of
General Motors Investment    January 1, 2002)    Executive Officer (since      iShares, Inc.; Director
Management Corp.                                 1994) of General Motors       (since 1994) of General
767 Fifth Avenue                                 Investment Management         Motors Investment
New York, NY 10153                               Corporation.                  Management Corporation;
                                                                               Director (1995-1998) of
                                                                               Taubman Centers, Inc. (a
                                                                               real estate investment
                                                                               trust); Director (since
                                                                               1992) of FLIR Systems (an
                                                                               imaging technology
                                                                               company); Director (since
                                                                               1994) of General Motors
                                                                               Acceptance Corporation;
                                                                               Director (since 1994) of
                                                                               GMAC Insurance Holdings,
                                                                               Inc.; Director (since
                                                                               1995) of Global Emerging
                                                                               Markets Fund; Director
                                                                               (since 2000) of Temple
                                                                               Inland Industries;
                                                                               Chairman (since 1995) of
                                                                               the Investment Advisory
                                                                               Committee of Howard Hughes
                                                                               Medical Institute.

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         page 11

                          Officers who are not Trustees

------------------------------------------------------------------------------------------------------
                                                   Principal Occupation(s)       Directorships Held by
  Name, Age and Address          Position            During Past 5 Years               Officers
------------------------------------------------------------------------------------------------------
Danell Doty (39)             Assistant           Head of Mutual Fund            None.
Barclays Global Investors    Secretary           Administration, BGI (since
45 Fremont Street                                1999); Vice President of
San Francisco, CA 94105                          Operations, Berkeley Capital
                                                 Management (1994-1999); Vice
                                                 President and Secretary, The
                                                 Berkeley Funds (1997-1999).

Theda Haber (49)             Chief Legal         Attorney/Managing Director,    None.
Barclays Global Investors    Officer             Deputy General Counsel and
45 Fremont Street                                Head of U.S. Legal, BGI
San Francisco, CA 94105                          (since 1997);
                                                 Attorney/Senior Counsel,
                                                 BGI (1994-2000).

Michael Latham (37)          Secretary,          Director of Mutual Fund        None.
Barclays Global Investors    Treasurer and       Delivery in the U.S.
45 Fremont Street            Principal           Individual Investor Business
San Francisco, CA 94105      Financial           of BGI (since 2000); Head of
                             Officer             Operations, BGI Europe
                                                 (1997-2000).

Jeffrey J. Gaboury (34)      Assistant           Director (formerly Manager),   None.
Investors Bank & Trust Co.   Treasurer           Mutual Fund Administration,
200 Clarendon Street                             Reporting and Compliance,
Boston, MA 02116                                 IBT (since 1996).

Susan C. Mosher (48)         Assistant           Senior Director & Senior       None.
Investors Bank & Trust Co.   Secretary           Counsel, Mutual Fund
200 Clarendon Street                             Administration, IBT (since
Boston, MA 02116                                 1995).

Sandra I. Madden (36)        Assistant           Associate Counsel, Mutual      None.
Investors Bank & Trust Co.   Secretary           Fund Administration, IBT
200 Clarendon Street                             (since 1999); Associate,
Boston, MA 02116                                 Scudder Kemper Investments,
                                                 Inc. (1996-1999).

Lois Towers (51)             Assistant Vice      US Compliance Officer, BGI     None.
Barclays Global Investors    President-AML       (since 1999).
45 Fremont Street            Compliance
San Francisco, CA 94105      Officer


The following table sets forth, as of December 31, 2002, the dollar range of equity securities in the funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust that are beneficially owned by each Trustee.

--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                       Equity Securities in All
                                                        Registered Investment
                                                        Companies Overseen by
     Name of Trustee         Dollar Range of Equity     Trustee in Family of
                            Securities in the Funds     Investment Companies
--------------------------------------------------------------------------------
Garrett F. Bouton*
--------------------------------------------------------------------------------
Nathan Most
--------------------------------------------------------------------------------
John B. Carroll
--------------------------------------------------------------------------------
Richard K. Lyons
--------------------------------------------------------------------------------
George G.C. Parker
--------------------------------------------------------------------------------
W. Allen Reed
--------------------------------------------------------------------------------
* Served as Trustee through June 17, 2003.

The following table sets forth, as of December 31, 2002, for each Trustee and his immediate family members, ownership of securities in the Trust's investment adviser, principal underwriter, or any person, other than an investment company, directly or indirectly controlling, controlled by, or under common control with the Trust's investment adviser or principal underwriter.

--------------------------------------------------------------------------------
page 12                                                                 i Shares

----------------------------------------------------------------------------
                    Name of Owners and           Title
                     Relationship to              of     Value of   Percent
  Name of Trustee      Trustee          Company  Class  Securities  of Class
----------------------------------------------------------------------------
Garrett F. Bouton*
----------------------------------------------------------------------------
Nathan Most
----------------------------------------------------------------------------
John B. Carroll
----------------------------------------------------------------------------
Richard K. Lyons
----------------------------------------------------------------------------
George G.C. Parker
----------------------------------------------------------------------------
W. Allen Reed
----------------------------------------------------------------------------
* Served as Trustee through June 17, 2003.

Committees of the Trust. Each Trustee who is not an "interested person" (as defined in the 1940 Act) of the Trust ("Independent Trustee") serves on the Audit and Nominating Committees of the Trust. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust's/Company's financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during the fiscal year ended April 30, 2003.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates' qualifications for board membership, including their independence from the investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended April 30, 2003.

Approval of Investment Advisory Contract. Under Section 15(c) of the 1940 Act, the Board is generally required to approve the Trust's investment advisory contract with BGFA (the "Investment Advisory Agreement") annually. The Board is provided with quantitative and qualitative information to assist the Board in evaluating the terms of the Investment Advisory Agreement. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser, as well as a description of the quality of services provided by the investment adviser.

Before approving the Investment Advisory Agreement, the Board reviewed a detailed profitability analysis of BGFA based on the fees payable under the Investment Advisory Agreement as well as any other servicing relationships between the Trust and BGFA or its affiliates. The Board analyzed the Trust's contractual fees, including the investment advisory fee, as well as co-administration and Rule 12b-1 distribution fees, if any.

The Board also reviewed statistical information regarding the performance and expenses of the Funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for the Funds, the Board reviewed the performance information for a group of funds that the BGFA determined was similar to each Fund ("Peer Group") and an appropriate broad-based market index. The Board then reviewed a comparison of each Fund's advisory fee, other fees and total expense ratio to other funds in the Peer Group.

During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to BGFA and its affiliates for advisory and other services provided to the Funds. The Board also reviewed information pertaining to the fee structure for the Funds and considered whether alternative fee structures (i.e., breakpoint fee structures or performance-based fees) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in the Funds' asset levels.

In addition, the Board analyzed BGFA's background and services that it provides to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of BGFA. The Board also considered the background and experience of the senior management of BGFA and the level of attention given to the Funds by senior investment personnel of BGFA. In addition to the above considerations, the Board also analyzed BGFA's indexing strategies, research capabilities, means for

--------------------------------------------------------------------------------
                                                                         page 13
executing portfolio transactions and scope of investment services. The Board received a presentation from BGFA and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the Funds. The Board recognized that BGFA has the size, visibility and resources to attract and retain highly qualified investment professionals. Similarly, the Board reviewed BGFA's ability to provide a competitive compensation package to its employees such that each entity would be able to attract and retain high-quality employees.

Based on the above analysis, the Board determined that the Investment Advisory Agreement for the Fund, including the fee level, was fair and reasonable in light of all relevant circumstances. This determination was based on the following factors as discussed above: (i) level of profits that may be realized by BGFA from its advisory arrangement with the Fund; (ii) an analysis of advisory fees paid by the Fund compared to other similar funds; (iii) the scope of BGFA's background and experience; and (iv) the quality of services provided by BGFA.

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $32,500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the calendar year ended December 31, 2002:

                                                 Pension or
                                                 Retirement
                                   Aggregate      Benefits
                                   Estimated      Accrued         Estimated      Total Estimated
                                  Compensation   As Part of        Annual          Compensation
                                    from the        Trust       Benefits Upon    From the Fund
 Name of Trustee                     Trust       Expenses***    Retirement***   and Fund Complex*
-------------------------------  --------------  ------------  --------------  ------------------
Garrett F. Bouton**** .........  $            0      n/a             n/a       $                0
John B. Carroll ...............  $       32,500      n/a             n/a       $           65,000
Richard K. Lyons ..............  $       32,500      n/a             n/a       $           90,000**
Nathan Most ...................  $       12,500      n/a             n/a       $           25,000
George G.C. Parker ............  $       32,500      n/a             n/a       $           65,000
W. Allen Reed .................  $       32,500      n/a             n/a       $           65,000

<F1>
* Includes compensation as Director of iShares, Inc., an investment company with 24 investment portfolios also advised by BGFA.
<F2>
** Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 103 portfolios also advised by BGFA.
<F3>
*** No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
<F4>
**** Served as Trustee through June 17, 2003.

Trustees and Officers of the Trust collectively owned less than 1% of the Fund's outstanding shares as of March 31, 2003.

Investment Advisor. BGFA serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

The Investment Advisory Agreement between the Trust and BGFA was most recently approved by the Board of Trustees on June 17, 2003. In making the determination to approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, an analysis of BGFA's profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust's shareholders, and are similar to those which could have been obtained through arm's length negotiations.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, any brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees and extraordinary expenses. For its

--------------------------------------------------------------------------------
page 14                                                                 i Shares
investment management services to the Fund, BGFA will be paid a management fee at the annual rate (as a percentage of the Fund's aggregate net assets) of 0.60%.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60-days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment advisor, administrator, transfer agent or custodian to the Fund or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company ("Investors Bank") serves as Administrator, Custodian and Transfer Agent for the Fund. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. SEI Investments Distribution Co. (the "Distributor") is the distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------
                                                                         page 15

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or investor services organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of iShares.

Index Providers. The Fund is based upon a particular index compiled by Dow Jones & Company. The Index Provider is not affiliated with the Fund or with BGI or its affiliates. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the Index Provider. BGI has provided the sub-license without charge to the Fund.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable SEC rule or regulation or by SEC exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

--------------------------------------------------------------------------------
page 16                                                                 i Shares

Short-Term Instruments and Temporary Investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC");
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds. Each Fund is currently registered with the SEC as an open-end management investment company.

Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of a Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Termination of the Trust or Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the iShares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of iShares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the iShares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

--------------------------------------------------------------------------------
                                                                         page 17

Book-Entry Only System

DTC Acts as Securities Depository for the iShares. iShares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

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page 18                                                                 i Shares

A "Business Day" with respect to the Fund is any day on which the AMEX is open for business. As of the date of the Prospectus, the AMEX observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the Listing Exchange, the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. The Fund is hereinafter referred to as a "Domestic Fund." All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 pm, Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit

--------------------------------------------------------------------------------
                                                                         page 19

Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process and the Placement of Creation Orders for Domestic Funds Outside Clearing Process sections). Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders for Domestic Funds Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 am, Eastern time, of the second Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 11:00 am, Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 11:00 am on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

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page 20                                                                 i Shares

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 pm, Eastern time, on such date and federal funds in the appropriate amount are deposited with Investors Bank by 11:00 am, Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 pm or federal funds in the appropriate amount are not received by 11:00 am the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 am, Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NCSS for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment.

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                                                                         page 21

The following table sets forth the creation transaction fees for the Fund.

                                       Standard     Maximum
                                      Creation     Creation
                                     Transaction  Transaction
Name of Fund                            Fee*         Fee*
--------------------------------     -----------  -----------
iShares Dow Jones Transportation
 Average Index                       $            $

* If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. The Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 am, Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

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page 22                                                                 i Shares

The following table sets forth the redemption transaction fee for the Fund.

                                      Standard     Maximum
                                     Redemption   Redemption
                                     Transaction  Transaction
Name of Fund                            Fee*         Fee*
--------------------------------     -----------  -----------
iShares Dow Jones Transportation
Average Index                        $            $

* If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Placement of Redemption Orders for Domestic Funds Using Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 pm, Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 am, Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Taxes

The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Internal Revenue Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies).

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year (taking into account any net capital loss carryforwards) plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The Fund may be subject to foreign income taxes withheld at source. The Fund, if permitted to do so, will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the ex-dividend date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and
(ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund in certain circumstances may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The Trust on behalf of the Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

--------------------------------------------------------------------------------
page 24                                                                 i Shares

Federal Tax Treatment of Futures and Options Contracts. The Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting the Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. In computing the Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the Fund purchased in the secondary market.

Performance and Other Information

The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Total Return Quotation (Before Taxes). Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return after taxes on distributions is calculated according to the following formula: P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Total Return Quotation (After Taxes on Distributions). Average annual total return is calculated according to the following formula: P(1 + T)/n/ = ATV//D// (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATV//D// = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions but not after taxes on redemption).

Total Return Quotation (After Taxes on Distributions and Sale). Average annual total return after taxes on distributions and redemptions is calculated according to the following formula: P(1 + T)/n/ = ATV//DR// (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATV//DR// = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions and redemption).

Cumulative Total Return Quotation. Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust Prospectuses and Annual Reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

--------------------------------------------------------------------------------
page 26                                                                 i Shares

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, the Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

..  Dow Jones Industrial Average
..  Consumer Price Index
..  Standard & Poor's 500 Composite Stock Price Index (S&P 500)
..  Nasdaq OTC Composite Index
..  Nasdaq Industrials Index
..  International Finance Corporation's (Global) Composite and (Investable)
   Composite Indices
..  Morgan Stanley Capital International Indices.
..  Nasdaq Composite Index
..  Wilshire 5000 Stock Index

Financial Statements

Financial highlights for the Fund are not available as the Fund has not been in existence for a suitable reporting period as of the date of this Statement of Additional Information.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditors. ______________ serves as the independent accountants of the Trust. It audits the Fund's financial statements and performs other related audit services.

Other Information


Item 23 Exhibits

Exhibit Number     Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(d.3) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(e.4) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S.

                   Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(f)                Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(g.3) Securities Lending Agency Agreement between Barclays Global Investors and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(g.4) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(g.5) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.4) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.5) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.6)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.9) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.10)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.11)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.12)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment.

(h.13)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund, iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.14)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.15)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.16)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund to be filed by amendment.

(h.17) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.18) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.19)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund to be filed by amendment.

(i.1) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 17, filed November 29, 2002.

(j)                Not applicable

(k)                Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)                Not applicable

(n)                Not applicable

(o)                Not applicable

(p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.2) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.3) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.

Item 24 Persons Controlled By or Under Common Control with Registrant


Lehman 20+ Year Treasury       Spear, Leeds & Kellogg               51.38%
                               120 Broadway, 5/th/ Floor
                               New York, NY 10006

Item 25 Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position      Principal Business(es) During the last Two Fiscal Years

Blake Grossman         Chairman of the Board of Directors of BGFA and Chairman
Chairman               and Director of BGI
                       45 Fremont Street, San Francisco, CA 94105

Frank Ryan             Chief Financial Officer of BGFA and Chief Financial
Officer                Officer of BGI
                       45 Fremont Street, San Francisco, CA 94105

Andrea M. Zulberti     Director of BGFA and Chief Administrative Officer of BGI
Director               45 Fremont Street, San Francisco, CA 94105

Item 27 Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                July 15, 1982
     SEI Liquid Asset Trust                                November 29, 1982
     SEI Tax Exempt Trust                                  December 3, 1982
     SEI Index Funds                                       July 10, 1985
     SEI Institutional Managed Trust                       January 22, 1987
     SEI Institutional International Trust                 August 30, 1988
     The Advisors' Inner Circle Fund                       November 14, 1991
     STI Classic Funds                                     May 29, 1992
     The Arbor Fund                                        January 28, 1993
     Bishop Street Funds                                   January 27, 1995
     STI Classic Variable Trust                            August 18, 1995
     SEI Asset Allocation Trust                            April 1, 1996
     SEI Institutional Investments Trust                   June 14, 1996
     HighMark Funds                                        February 15, 1997
     The Expedition Funds                                  June 9, 1997
     Oak Associates Funds                                  February 27, 1998
     The Nevis Fund, Inc.                                  June 29, 1998
     CNI Charter Funds                                     April 1, 1999
     Amerindo Funds Inc.                                   July 13, 1999
     iShares, Inc.                                         January 28, 2000
     SEI Insurance Products Trust                          March 29, 2000
     iShares Trust                                         April 25, 2000
     Pitcairn Funds                                        August 1, 2000
     First Focus Funds, Inc.                               October 1, 2000
     JohnsonFamily Funds, Inc.                             November 1, 2000
     The MDL Funds                                         January 24, 2001
     Causeway Capital Management Trust                     September 20, 2001
     The Japan Fund, Inc.                                  October 7, 2002

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

              Position and Office                          Positions and Offices

Name                       with Underwriter                                             with Registrant
----                       ----------------                                             ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                        --
Mark J. Held               President & Chief Operating Officer                                 --
Dennis J. McGonigle        Executive Vice President                                            --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                 --
Todd Cipperman             Senior Vice President & General Counsel                             --
Carl A. Guarino            Director, Executive Vice President                                  --
Jack May                   Senior Vice President                                               --
Kevin P. Robins            Senior Vice President                                               --
Patrick K. Walsh           Senior Vice President                                               --
Wayne M. Withrow           Senior Vice President                                               --
Timothy D. Barto           Vice President & Assistant Secretary                                --
Robert Crudup              Vice President                                                      --
Richard A. Deak            Vice President & Assistant Secretary                                --
Scott W. Dellorfano        Vice President & Managing Director                                  --
Barbara Doyne              Vice President                                                      --
Jeff Drennen               Vice President                                                      --
Scott C. Fanatico          Vice President                                                      --
Vic Galef                  Vice President                                                      --
Steven A. Gardner          Vice President                                                      --
Lydia A. Gavalis           Vice President & Assistant Secretary                                --
Greg Gettinger             Vice President                                                      --
Kathy Heilig               Vice President                                                      --
Bridget Jensen             Vice President                                                      --
John Krzeminski            Vice President & Managing Director                                  --
Paul Lonergan              Vice President & Managing Director                                  --
Ellen Marquis              Vice President                                                      --
Christine M. McCullough    Vice President & Assistant Secretary                                --
Carolyn McLaurin           Vice President                                                      --
Joanne Nelson              Vice President                                                      --
Rob Redican                Vice President                                                      --
Maria Rinehart             Vice President                                                      --
Steve Smith                Vice President                                                      --
Kathryn L. Stanton         Vice President                                                      --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                --
Lori L. White              Vice President & Assistant Secretary                                --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                --
Edward D. Loughlin         Director & Executive Vice President                                 --
Michael Farrell            Vice President                                                      --
Karen LaTourette           Secretary                                                           --
Rosanne Miller             Vice President & Assistant Secretary                                --
John C. Munch              Vice President & Assistant Secretary                                --

Item 28 Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29 Management Services.

Not applicable.

Item 30 Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of July, 2003.

                                    By:  /s/ Lee T. Kranefuss
                                         ---------------------
                                         Lee T. Kranefuss
                                         President and Chairman

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                    By:  /s/ Lee T. Kranefuss
                                         --------------------
                                         Lee T. Kranefuss
                                         Trustee and President
                                         Date: July 29, 2003

                                         ______________________________
                                         John B. Carroll*
                                         Trustee
                                         Date: July 29, 2003

                                         ______________________________
                                         Richard K. Lyons*
                                         Trustee
                                         Date: July 29, 2003

                                         ______________________________
                                         Nathan Most*
                                         Trustee
                                         Date: July 29, 2003

                                         ______________________________
                                         George G. C. Parker*
                                         Trustee
                                         Date: July 29, 2003

                                         ______________________________
                                         W. Allen Reed* Trustee
                                         Date: July 29, 2003

                                         /s/ Michael Latham
                                         ------------------
                                         Michael Latham
                                         Treasurer
                                         Date: July 29, 2003

                                    *By: /s/ Michael Latham
                                         ------------------
                                         Michael Latham
                                         Attorney in fact
                                         Date: July 29, 2003

Power of Attorney dated February 28, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

Exhibit Number       Description

None